Impairment of Non-current Assets - Schedule of Impairment of Non-current Assets for Cash Generating Unit by Class of Assets and by Reportable Segment (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Total impairment of non-current assets	$ 515	$ 2,973
Total impairment of non-current assets, Property, plant and equipment	515	2,583
Total impairment of non-current assets, Goodwill and other intangibles		52
Net impairment of non-current assets	515	3,101
Property, plant and equipment [Member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Net impairment of non-current assets	515	2,583
Goodwill and other intangible assets [Member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Total impairment of non-current assets, Goodwill and other intangibles		33
Net impairment of non-current assets		52
Equity- accounted investment [Member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Total impairment of non-current assets, Equity-accounted investment		466
Net impairment of non-current assets		466
Continuing operation [member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Net impairment of non-current assets	515	2,973
Continuing operation [member] | Property, plant and equipment [Member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Total impairment of non-current assets, Property, plant and equipment	515	2,474	$ 482
Net impairment of non-current assets	515	2,474
Continuing operation [member] | Goodwill and other intangible assets [Member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Total impairment of non-current assets, Goodwill and other intangibles		33
Net impairment of non-current assets		33
Continuing operation [member] | Equity- accounted investment [Member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Net impairment of non-current assets		466
Discontinued operations [member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Net impairment of non-current assets		128
Discontinued operations [member] | Property, plant and equipment [Member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Net impairment of non-current assets		109
Discontinued operations [member] | Goodwill and other intangible assets [Member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Net impairment of non-current assets		19
New South Wales Energy Coal [Member] | Coal [Member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Total impairment of non-current assets		1,057
Total impairment of non-current assets, Property, plant and equipment		1,025
Total impairment of non-current assets, Goodwill and other intangibles		32
Cerrejon [Member] | Coal [Member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Total impairment of non-current assets		466
Total impairment of non-current assets, Equity-accounted investment		466
Potash [Member] | G&U [Member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Total impairment of non-current assets		1,314
Total impairment of non-current assets, Property, plant and equipment		1,314
Cerro Colorado [Member] | Copper [Member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Total impairment of non-current assets	455
Cerro Colorado [Member] | Copper [Member] | Property, plant and equipment [Member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Total impairment of non-current assets, Property, plant and equipment	455
Other [Member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Total impairment of non-current assets	60	136
Total impairment of non-current assets, Property, plant and equipment		135
Total impairment of non-current assets, Goodwill and other intangibles		$ 1
Other [Member] | Property, plant and equipment [Member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Total impairment of non-current assets, Property, plant and equipment	$ 60